Treasury risk management - Summary of Financial Liabilities are Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Details) - Derivative financial liabilities - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial liabilities [line items]
€ million Gross amounts of recognised financial liabilities	€ (708)	€ (601)
€ million Gross amounts of recognised financial liabilities set off in the balance sheet	58	42
€ million Net amounts of financial liabilities presented in the balance sheet	(650)	(559)
€ million Financial instruments	174	122
€ million Cash collateral received	0	0
€ million Net amount	€ (476)	€ (437)